Consolidated statements of loss and comprehensive loss - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Revenue
Product sales	$ 3,622,447	$ 912,866
Recycling services	215,523	104,374
Revenue	3,837,970	1,017,240
Expenses
Employee salaries and benefits	7,778,660	1,698,199
Professional fees	2,874,039	2,434,134
Share-based compensation	5,198,809	746,171
Raw materials and supplies	1,413,842	414,102
Office, administrative and travel	2,844,540	304,241
Depreciation	1,834,075	527,378
Research and development	341,786	527,195
Freight and shipping	210,361	291,050
Plant facilities	437,070	214,134
Marketing	448,945	141,655
Change in Finished Goods Inventory	(811,434)	(77,632)
Expenses by nature	22,570,693	7,220,627
Loss from operations	(18,732,723)	(6,203,387)
Other (income) expense
Fair value (gain) loss on financial instruments	(50,871,565)	0
Interest expense	3,741,242	250,689
Foreign exchange (gain) loss	(11,453)	391,964
Interest income	(137,587)	(717)
Other (income) expense	(47,279,363)	641,936
Net loss	28,546,640	(6,845,323)
Other comprehensive income (loss)
Net profit (loss) and comprehensive income (loss)	$ 28,546,640	$ (6,845,323)
Loss per common share - basic (in dollars per share)	$ 0.17	$ (0.07)
Loss per common share - diluted (in dollars per share)	$ 0.17	$ (0.07)